OTHER INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 118,681	$ 114,134	$ 113,056